CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	34,538,226	34,538,226
Ordinary shares, shares outstanding	31,977,665	31,977,665
Treasury stock, common, shares	2,560,561	2,560,561
Allowance for credit loss | ¥	¥ 20,164,070	¥ 8,875,133